Income tax (Details) $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)
Tax modifications 1 [Member]
Statement [Line Items]
Accumulated net taxable profit more of	$ 5,000,000
Accumulated net taxable profit to		$ 50,000,000
Will pay	$ 1,250,000
More %	30.00%	30.00%
On the surplus of	$ 5,000,000
Tax modifications 2 [Member]
Statement [Line Items]
Accumulated net taxable profit more of	50,000,000
Will pay	$ 14,750,000
More %	35.00%	35.00%
On the surplus of	$ 50,000,000
Tax modifications [Member]
Statement [Line Items]
Accumulated net taxable profit more of	0
Accumulated net taxable profit to		$ 5,000,000
Will pay	$ 0
More %	25.00%	25.00%
On the surplus of	$ 0